Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,256,000.00
Previously Paid Amount	0.00
Total Fee Amount	311.55
Total Offset Amount	0.00
Net Fee	311.55
Narrative - Max Aggregate Offering Price	$ 2,256,000.00
Final Prospectus	true